LOANS - Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
With no related allowance recorded:
Recorded Investment	$ 14,368	$ 7,718
Unpaid Principal Balance	14,368	7,718
Average Recorded Investment	14,385	8,179
Interest Income Recognized	739	409
With an allowance recorded:
Recorded Investment	1,979	6,380
Unpaid Principal Balance	2,050	6,451
Related Allowance	704	2,066
Average Recorded Investment	1,988	6,731
Interest Income Recognized	88	368
Total impaired loans:
Recorded Investment	16,347	14,098
Unpaid Principal Balance	16,418	14,169
Average Recorded Investment	16,373	14,910
Interest Income Recognized	827	777
Real estate mortgages | Construction and development
With no related allowance recorded:
Recorded Investment	5,258	977
Unpaid Principal Balance	5,258	977
Average Recorded Investment	5,261	970
Interest Income Recognized	205	18
With an allowance recorded:
Recorded Investment	370	644
Unpaid Principal Balance	370	644
Related Allowance	148	106
Average Recorded Investment	370	668
Interest Income Recognized	10	34
Real estate mortgages | Residential
With no related allowance recorded:
Recorded Investment	1,081	1,537
Unpaid Principal Balance	1,081	1,537
Average Recorded Investment	1,090	1,669
Interest Income Recognized	90	93
With an allowance recorded:
Recorded Investment	633	1,557
Unpaid Principal Balance	704	1,628
Related Allowance	125	628
Average Recorded Investment	636	1,636
Interest Income Recognized	27	82
Real estate mortgages | Commercial
With no related allowance recorded:
Recorded Investment	7,992	5,117
Unpaid Principal Balance	7,992	5,117
Average Recorded Investment	7,993	5,425
Interest Income Recognized	440	290
With an allowance recorded:
Recorded Investment	680	3,373
Unpaid Principal Balance	680	3,373
Related Allowance	136	847
Average Recorded Investment	682	3,526
Interest Income Recognized	32	194
Commercial and industrial
With no related allowance recorded:
Recorded Investment	22	65
Unpaid Principal Balance	22	65
Average Recorded Investment	25	91
Interest Income Recognized	3	6
With an allowance recorded:
Recorded Investment	285	791
Unpaid Principal Balance	285	791
Related Allowance	292	478
Average Recorded Investment	289	886
Interest Income Recognized	18	58
Consumer and other
With no related allowance recorded:
Recorded Investment	15	22
Unpaid Principal Balance	15	22
Average Recorded Investment	16	24
Interest Income Recognized	1	2
With an allowance recorded:
Recorded Investment	11	15
Unpaid Principal Balance	11	15
Related Allowance	3	7
Average Recorded Investment	11	15
Interest Income Recognized	$ 1	$ 0